Average Annual Total Returns - ETF - Vanguard Dividend Appreciation Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 5 Years	NASDAQ US Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	15.46%	14.93%	12.71%	14.94%	14.39%	12.20%	9.42%	11.90%	10.50%	15.49%	14.94%	12.71%	15.62%	15.02%	12.79%	15.62%	15.02%	12.79%				20.79%	15.36%	13.74%